United
                    High Income
                    Fund II, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1998

This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1998



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of March 31, 1998, mutual fund assets under management totaled more than $22.9 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.


Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   High level of current
Risk, High-Yield Fixed Income           income, by investing
Securities                              primarily in a diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent
                                        with the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 1998
---------------------------------------
DIVIDENDS PAID                 $0.18
                               =====
NET ASSET VALUE ON
   3/31/98                     $4.52
   9/30/97                      4.42
                               -----
CHANGE PER SHARE               $0.10
                               =====

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 3-31-98                    11.87%         18.70%
 5-year period ended 3-31-98                     9.54%         10.85%
10-year period ended 3-31-98                     9.51%         10.16%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, United High Income Fund II, Inc. had net assets totaling $432,499,272 invested in a diversified portfolio of:

   88.12% Corporate Debt Securities
    8.62% Common and Preferred Stocks and Warrants
    3.26% Cash and Cash Equivalents

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on March 31, 1998, your Fund owned:

  $34.45  Manufacturing Bonds
   23.69  Transportation, Communication, Electric
            and Sanitary Services Bonds
   14.60  Services Bonds
    8.64  Wholesale and Retail Trade Bonds
    8.62  Common and Preferred Stocks and Warrants
    3.26  Cash and Cash Equivalents
    2.65  Mining Bonds
    4.09  Miscellaneous

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                              Shares        Value

COMMON AND PREFERRED STOCKS
 AND WARRANTS
Agricultural Production - Livestock - 0.17%
 Pilgrim's Pride Corporation*  .........    50,000   $    728,100

Communication - 2.50%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000        595,000
 IXC Communications, Inc.,
   12.5% Preferred (A) .................     1,061      1,294,420
 Intermedia Communications
   of Florida, Inc., 13.5% Preferred....     2,879      3,526,670
 Iridium LLC, Warrants (A)*  ...........     3,000        735,000
 Jacor Communications, Inc.*  ..........    25,000      1,479,675
 MetroNet Communications Corp.,
   Warrants (A)* .......................     1,000         44,700
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    20,000        372,600
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     2,000         70,000
 Teleport Communications Group Inc.*  ..    31,200      1,832,002
 Young Broadcasting Inc., Class A*  ....    17,000        850,000
   Total ...............................               10,800,067

Depository Institutions - 0.37%
 California Federal Bank, F.S.B.,
   10.625% Preferred ...................     5,000        559,375
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......    37,500      1,040,625
   Total ...............................                1,600,000

Electric, Gas and Sanitary Services - 0.38%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578         15,156
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919          7,379
 El Paso Electric Company,
   11.4% Preferred .....................    12,475      1,386,284
 IntelCom Group Inc., Warrants (A)*  ...     7,425        232,031
   Total ...............................                1,640,850

Electronic and Other Electric Equipment - 0.03%
 Electronic Retailing Systems
   International, Inc., Warrants* ......     1,750         43,750
 Powertel, Inc., Warrants*  ............     5,600         65,800
   Total ...............................                  109,550

Furniture and Fixtures - 0.44%
 Lear Corporation*  ....................    34,000      1,916,750

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
General Building Contractors - 2.38%
 Walter Industries, Inc.*  .............   482,265    $10,308,414

Holding and Other Investment Offices - 0.25%
 National Health Investors, Inc.  ......    27,150      1,082,606

Instruments and Related Products - 0.47%
 Maxxim Medical, Inc.*  ................    70,000      2,008,090

Lumber and Wood Products - 1.11%
 Triangle Pacific Corp.*  ..............   127,442      4,795,005

Motion Pictures - 0.04%
 Film Roman, Inc.*  ....................   100,000        156,200

Paper and Allied Products - 0.21%
 SF Holdings Group, Inc., Units (A)(B)*        100        918,750

Printing and Publishing - 0.24%
 PRIMEDIA Inc., 10.0% Preferred  .......    10,000      1,055,000

Rubber and Miscellaneous Plastics Products - 0.03%
 PureTec Corporation* ..................    40,000        139,360

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 8.62%                                 $37,258,742
 (Cost: $29,523,563)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.97%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 (A) ................   $ 2,000      1,990,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     2,000      2,200,000
   Total ...............................                4,190,000

Amusement and Recreation Services - 2.09%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     2,500      2,812,500
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................     1,000      1,113,750
   9.25%, 4-1-2006 .....................     1,000      1,025,000

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ....................   $ 1,500   $  1,770,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     2,000      2,295,000
   Total ...............................                9,016,250

Apparel and Accessory Stores - 0.24%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................     1,000      1,030,000

Apparel and Other Textile Products - 1.10%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ....................     2,000      2,120,000
 Pillowtex Corporation,
   9.0%, 12-15-2007 (A) ................     1,500      1,563,750
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     1,000      1,057,500
   Total ...............................                4,741,250

Auto Repair, Services and Parking - 0.96%
 APCOA, Inc.,
   9.25%, 3-15-2008 (A) ................     1,000      1,012,500
 Diamond Triumph Auto Glass, Inc.,
   9.25%, 4-1-2008 (A) .................     1,000      1,016,250
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A)...............     2,000      2,135,000
   Total ...............................                4,163,750

Automotive Dealers & Service Stations - 0.47%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ....................     2,000      2,030,000

Building Materials & Garden Supplies - 0.25%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,000      1,068,750

Business Services - 3.81%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,500      1,661,250
 Chancellor Media Corporation,
   10.5%, 1-15-2007 ....................     2,000      2,240,000
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     2,000      2,240,000
 DecisionOne Corporation,
   9.75%, 8-1-2007 .....................     2,000      1,975,000

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................   $ 1,000    $ 1,035,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     2,000      2,180,000
 Protect One,
   6.75%, 9-15-2003 (Convertible).......     2,000      2,530,000
 UNICCO Service Company,
   9.875%, 10-15-2007 ..................     1,450      1,482,625
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................     1,000      1,137,500
   Total ...............................               16,481,375

Chemicals and Allied Products - 3.32%
 Carson, Inc.,
   10.375%, 11-1-2007 ..................     1,500      1,545,000
 Chattem, Inc.,
   8.875%, 4-1-2008 (A) ................     1,000      1,015,000
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,117,500
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     2,000      2,080,000
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     5,500      6,105,000
   0.0%, 5-1-2005 (C) ..................     2,500      2,475,000
   Total ...............................               14,337,500

Coal Mining - 0.24%
 AEI Holding Company, Inc.,
   10.0%, 11-15-2007 (A) ...............     1,000      1,055,000

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication - 20.08%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................   $ 1,250   $  1,296,875
   12.5%, 5-15-2002 ....................       260        273,000
   9.25%, 10-1-2002 ....................     2,450      2,548,000
   10.5%, 7-15-2004 ....................     1,500      1,646,250
   9.875%, 3-1-2007 ....................     2,500      2,718,750
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      2,105,000
 Allegiance Telecom, Inc., Units,
   0.0%, 2-15-2008 (A)(C)(D) ...........     2,000      1,160,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     1,000      1,070,000
 CenCall Communications Corp.,
   0.0%, 1-15-2004 (C)..................     2,500      2,425,000
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,857,362
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (C) ................     4,000      3,320,000
 Concentric Network Corporation, Units,
   12.75%, 12-15-2007 (A)(E) ...........     1,000      1,150,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (C) ................     2,000      1,590,000
 Diamond Holdings plc,
   9.125%, 2-1-2008 (A) ................     1,500      1,548,750
 GST Telecommunications,
   0.0%, 11-15-2007 (C) ................     2,500      3,031,250
 Hyperion Telecommunications, Inc.,
   0.0%, 4-15-2003 (C) .................     4,000      3,070,000
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (C) .................     2,250      1,918,125
 ITC ^ DeltaCom, Inc.,
   8.875%, 3-1-2008 (A) ................     1,000      1,035,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (C) .................     2,250      1,839,375
 Iridium LLC:
   11.25%, 7-15-2005 (A) ...............     1,000      1,060,000
   13.0%, 7-15-2005 ....................     4,000      4,480,000
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,095,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (A)(C) ...............     1,500        945,000
 LIN Television Corporation,
   8.375%, 3-1-2008 (A) ................     2,250      2,266,875
 Marcus Cable Co.,
   0.0%, 12-15-2005 (C) ................     2,000      1,815,000


              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Marcus Cable Operating Company, L. P.,
   0.0%, 8-1-2004 (C) ..................   $ 3,500   $  3,325,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (C) ..................     5,900      4,380,750
 Micron Custom Manufacturing Services, Inc.,
   9.75%, 3-1-2008 (A) .................     1,000      1,010,000
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (C) .................     2,500      2,406,250
   0.0%, 9-15-2007 (C) .................     1,500      1,005,000
   0.0%, 2-15-2008 (A)(C) ..............     2,500      1,596,875
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 ...................     2,000      2,120,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 (F) ................     2,000      2,240,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,661,250
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     3,000      3,067,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     1,500      1,657,500
 Salem Communications Corporation,
   9.5%, 10-1-2007 (A) .................     1,000      1,045,000
 Satelites Mexicanos, S.A. de C.V.,
   10.125%, 11-1-2004 (A) ..............     1,000      1,030,000
 Sinclair Broadcasting Group,
   9.0%, 7-15-2007 .....................     2,000      2,085,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (C) .................     3,600      2,988,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................       500        541,250
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     1,000      1,142,500
   0.0%, 7-1-2007 (C) ..................     1,250      1,078,125
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     1,000      1,055,000
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 (A)(C)(Convertible)      1,500      2,130,000
   10.0%, 3-15-2008 (A) ................     2,000      2,030,000
   Total ...............................               86,859,612

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions - 0.89%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................   $ 2,000   $  2,125,000
   12.5%, 4-15-2003 ....................     1,500      1,717,500
   Total ...............................                3,842,500

Eating and Drinking Places - 0.78%
 AmeriKing, Inc.,
   10.75%, 12-1-2006 ...................     1,500      1,599,375
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................       715        723,938
 SC International Services, Inc.,
   9.25%, 9-1-2007 .....................     1,000      1,048,750
   Total ...............................                3,372,063

Electric, Gas and Sanitary Services - 2.24%
 Allied Waste North America, Inc.:
   10.25%, 12-1-2006 ...................     2,725      3,024,750
   0.0%, 6-1-2007(C) ...................     3,000      2,205,000
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,217,580
   9.4%, 5-1-2011 ......................     2,000      2,253,780
   Total ...............................                9,701,110

Electronic and Other Electric Equipment - 4.74%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     2,000      2,235,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     1,000      1,042,500
 DII Group, Inc. (The),
   8.5%, 9-15-2007 .....................     1,000      1,012,500
 Echostar Communications Corporation:
   0.0%, 3-15-2004 (C) .................     3,000      2,737,500
   0.0%, 6-1-2004 (C) ..................     2,000      1,920,000
 Electronic Retailing Systems
   International, Inc.,
   0.0%, 2-1-2004 (C) ..................     1,750      1,015,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 (A) ................     1,250      1,275,000
 Intercel, Inc.,
   0.0%, 2-1-2006 (C) ..................     1,750      1,367,188
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................     3,500      3,850,000

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment (Continued)
 Phase Metrics, Inc.,
   10.75%, 2-1-2005 (A) ................   $ 1,000   $  1,013,750
 Telex Communications, Inc.,
   10.5%, 5-1-2007 .....................     1,000        945,000
 Viasystems, Inc.,
   9.75%, 6-1-2007 .....................     2,000      2,090,000
   Total ...............................               20,503,438

Engineering and Management Services - 0.36%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (A)(C) ..............     2,500      1,562,500

Fabricated Metal Products - 2.84%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     2,000      2,170,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     3,000      3,330,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     3,000      3,120,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     2,500      2,615,625
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     1,000      1,065,000
   Total ...............................               12,300,625

Food and Kindred Products - 1.31%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     2,000      2,055,000
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................     1,500      1,563,750
 Eagle Family Foods, Inc.,
   8.75%, 1-15-2008 (A) ................     1,000      1,000,000
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (A) ................     1,000      1,061,250
   Total ...............................                5,680,000

Food Stores - 0.98%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     1,500      1,552,500
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     2,750      2,681,250
   Total ...............................                4,233,750

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
General Building Contractors - 0.37%
 NVR L.P.,
   11.0%, 4-15-2003 ....................   $ 1,500   $  1,616,250

Health Services - 2.58%
 Genesis ElderCare Acquisition Corp.,
   9.0%, 8-1-2007 (A) ..................     2,175      2,229,375
 Paragon Health Network, Inc.,
   9.5%, 11-1-2007 .....................     2,000      2,045,000
 Prime Medical Services, Inc.,
   8.75%, 4-1-2008 (A) .................       500        503,750
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................     2,000      2,110,000
 Tenet Healthcare Corporation:
   10.125%, 3-1-2005 ...................     2,000      2,190,000
   8.625%, 1-15-2007 ...................     2,000      2,075,000
   Total ...............................               11,153,125

Holding and Other Investment Offices - 1.41%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     2,000      2,272,500
 LTC Properties, Inc.:
   8.5%, 1-1-2000 (Convertible) ........     2,000      2,567,500
   8.5%, 1-1-2001 (Convertible) ........     1,000      1,241,250
   Total ...............................                6,081,250

Hotels and Other Lodging Places - 2.84%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................     1,000      1,067,500
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     1,000      1,040,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     1,500      1,578,750
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      2,130,000
   9.75%, 4-1-2007 .....................     1,000      1,080,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     4,000      4,270,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     1,000      1,112,500
   Total ...............................               12,278,750

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 4.64%
 American Standard Inc.:
   0.0%, 6-1-2005 (C) ..................   $ 4,750    $ 4,892,500
   9.25%, 12-1-2016 ....................     1,276      1,320,660
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 (A) ................     1,000      1,017,500
 Columbus McKinnon Corporation,
   8.5%, 4-1-2008 (A) ..................     1,000      1,007,500
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (C) .................     4,000      2,760,000
 Morris Material Handling, Inc.,
   9.5%, 4-1-2008 (A) ..................     2,000      2,020,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (A) ...............     1,000      1,060,000
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 (A) ................     2,000      1,995,000
 Terex Corporation,
   8.875%, 4-1-2008 (A) ................     3,000      3,015,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     1,000        980,000
   Total ...............................               20,068,160

Instruments and Related Products - 1.50%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     1,500      1,627,500
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,867,500
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 (A) ................     1,000      1,010,000
   Total ...............................                6,505,000

Miscellaneous Manufacturing Industries - 0.75%
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     1,000      1,027,500
 Herff Jones, Inc.,
   11.0%, 8-15-2005 ....................     2,000      2,215,000
   Total ...............................                3,242,500


              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 1.49%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................   $ 1,400    $ 1,438,500
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     3,500      3,920,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     1,000      1,066,250
   Total ...............................                6,424,750

Motion Pictures - 1.71%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................     2,000      2,110,000
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 (A) ...............     2,865      3,122,850
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     2,000      2,165,000
   Total ...............................                7,397,850

Nondepository Institutions - 0.11%
 Delta Financial Corporation,
   9.5%, 8-1-2004 ......................       500        493,750

Oil and Gas Extraction - 2.41%
 Coho Energy, Inc.,
   8.875%, 10-15-2007...................     2,950      2,773,000
 Cross Timbers Oil,
   8.75%, 11-1-2009 ....................     1,000      1,025,000
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     2,800      2,912,000
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ....................     1,000      1,100,000
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................     1,500      1,563,750
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ....................     1,000      1,065,000
   Total ...............................               10,438,750


              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 4.50%
 Container Corporation of America,
   10.75%, 5-1-2002 ....................   $ 2,000   $  2,185,000
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 ......................     2,000      1,960,000
 Fort Howard Corporation,
   11.0%, 1-2-2002 .....................     3,792      3,924,489
 Four M Corporation,
   12.0%, 6-1-2006 .....................     1,000      1,063,750
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (A) ...............     5,175      5,284,969
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     1,000      1,075,000
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 (A) ...............     1,500      1,526,250
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     1,000      1,055,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (A)(C) ..............     2,500      1,400,000
   Total ...............................               19,474,458

Personal Services - 0.25%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     1,000      1,100,000

Primary Metal Industries - 1.83%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     2,000      2,120,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     2,500      2,700,000
   10.75%, 6-1-2005 ....................     1,000      1,063,750
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 (A)................     2,000      2,030,000
   Total ...............................                7,913,750

Printing and Publishing - 1.97%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     3,000      3,255,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000      1,025,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 (A) .............     2,000      2,105,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 (A) ..............     2,000      2,115,000
   Total ...............................                8,500,000

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Railroad Transportation - 0.39%
 TFM, S.A. de C.V.:
   10.25%, 6-15-2007 ...................   $ 1,000    $ 1,042,500
   0.0%, 6-15-2009 (C) .................     1,000        645,000
   Total ...............................                1,687,500

Real Estate - 0.34%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ..................     1,400      1,456,000

Rubber and Miscellaneous Plastics Products - 1.69%
 Burke Industries, Inc.,
   10.0%, 8-15-2007 ....................     1,000      1,066,250
 Furon Company,
   8.125%, 3-1-2008 (A) ................     1,000      1,008,750
 Graham Packaging Company and
   GPC Capital Corp. I,
   8.75%, 1-15-2008 (A) ................     3,000      3,045,000
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,000      2,170,000
   Total ...............................                7,290,000

Stone, Clay and Glass Products - 0.64%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 (A) ...............     2,750      2,784,375

Textile Mill Products - 2.92%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     1,000      1,095,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     4,500      5,062,500
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (A) ................     2,500      2,606,250
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 (A) ................     2,750      2,791,250
 Glenoit Corporation,
   11.0%, 4-15-2007 (A).................     1,000      1,092,500
   Total ...............................               12,647,500

Transportation Equipment - 0.70%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     1,500      1,440,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     1,500      1,582,500
   Total ...............................                3,022,500

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Transportation Services - 0.24%
 Holt Group, Inc. (The),
   9.75%, 1-15-2006 (A) ................   $ 1,000    $ 1,015,000

Trucking and Warehousing - 0.74%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,105,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     2,000      2,107,500
   Total ...............................                3,212,500

Wholesale Trade - Durable Goods - 1.28%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................     1,000      1,075,000
 Aviation Sales Company,
   8.125%, 2-15-2008 (A) ...............       750        738,750
 Exide Corporation,
   10.0%, 4-15-2005 ....................     1,010      1,057,975
 Sealy Mattress Company:
   0.0%, 12-15-2007 (A)(C) .............     2,000      1,320,000
   9.875%, 12-15-2007 (A) ..............     1,250      1,325,000
   Total ...............................                5,516,725

Wholesale Trade - Nondurable Goods - 3.15%
 Color Spot Nurseries Inc.,
   10.5%, 12-15-2007 ...................     1,250      1,251,562
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     1,500      1,616,250
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     2,000      2,060,000
 Fleming Companies, Inc.,
   10.5%, 12-1-2004 ....................     1,000      1,072,500
 Gaylord Container Corporation,
   9.375%, 6-15-2007 (A) ...............     2,000      2,005,000
 LaRoche Industries Inc.,
   9.5%, 9-15-2007 (A) .................     1,000        990,000
 NBC Acquisition Corp.,
   0.0%, 2-15-2009 (A)(C) ..............     3,000      1,837,500
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 (A) ................     1,750      1,750,000
 Richmont Marketing Specialists Inc.,
   10.125%, 12-15-2007 (A) .............     1,000      1,042,500
   Total ...............................               13,625,312

              See Notes to Schedule of Investments on pages 20-23.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1998

TOTAL CORPORATE DEBT SECURITIES - 88.12%             $381,115,228
 (Cost: $359,424,495)

TOTAL SHORT-TERM SECURITIES - 2.83%                   $12,250,385
 (Cost: $12,250,385)

TOTAL INVESTMENT SECURITIES - 99.57%                 $430,624,355
 (Cost: $401,198,443)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.43%       1,874,917

NET ASSETS - 100.00%                                 $432,499,272

Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.
(A)  As of March 31, 1998, the following restricted securities were owned:
                               Principal
       Shares/     Acquisition  Amount                Market
     Security         Date      in 000's  Cost         Value
     --------      ----------- --------------------------------
  IXC Communications, Inc.,
     12.5% Preferred 8/15/97 to
                       1/28/98     1,061$1,069,821  $1,294,420
  IntelCom Group Inc.,
     Warrants           8/3/95     7,425    28,881     232,031
  Iridium LLC, Warrants 7/11/97    1,500    84,894     367,500
                       7/15/97     1,500    85,242     367,500
  MetroNet Communications Corp.,
     Warrants          7/18/97     1,000    10,000      44,700
  Microcell Telecommunications
     Inc., Warrants    6/13/96    20,000   244,988     372,600
  SF Holdings Group, Inc.,
     Units                       3/11/98       100     900,000   918,750
  AEI Holding Company, Inc.,
     10.0%, 11-15-2007 11/6/97    $1,000 1,000,000   1,055,000
  APCOA, Inc.,
     9.25%, 3-15-2008  3/25/98     1,000 1,000,000   1,012,500
  Allegiance Telecom, Inc., Units,
     0.0%, 2-15-2008   1/29/98     2,000 1,125,740   1,160,000
  Anchor Lamina Inc. and Anchor Lamina America, Inc.,
     9.875%, 2-1-2008  1/30/98     1,000 1,000,000   1,017,500
  Aviation Sales Company,
     8.125%, 2-15-2008 2/11/98       750   745,462     738,750
  Chattem, Inc.,
     8.875%, 4-1-2008  3/20/98     1,000 1,000,000   1,015,000
  Columbus McKinnon Corporation,
     8.5%, 4-1-2008    3/26/98     1,000   997,340   1,007,500
  Concentric Network Corporation, Units,
     12.75%, 12-15-200712/15/97    1,000 1,000,000   1,150,000
  Delta Mills, Inc.,
     9.625%, 9-1-20078/20/97 to
                       8/21/97     2,500 2,511,875   2,606,250
  Diamond Holdings plc,
     9.125%, 2-1-2008  1/30/98     1,500 1,500,000   1,548,750
  Diamond Triumph Auto Glass, Inc.,
     9.25%, 4-1-2008   3/25/98     1,000 1,000,000   1,016,250
  Eagle Family Foods, Inc.,
     8.75%, 1-15-2008  2/10/98     1,000 1,008,750   1,000,000
  Elgar Holdings, Inc.,
     9.875%, 2-1-2008  1/30/98     1,250 1,250,000   1,275,000
  Frank's Nursery & Crafts, Inc.,
     10.25%, 3-1-2008  2/23/98     2,000 2,000,000   1,990,000
  Furon Company,
     8.125%, 3-1-2008  2/26/98     1,000 1,000,000   1,008,750
  Galey & Lord, Inc.,
     9.125%, 3-1-20082/19/98 to
                       2/27/98     2,750 2,746,875   2,791,250
  Gaylord Container Corporation,
     9.375%, 6-15-2007 2/13/98     1,500 1,500,000   1,503,750
                       2/18/98       500   495,625     501,250
  Genesis ElderCare Acquisition Corp.,
     9.0%, 8-1-2007     8/4/97     1,000   994,450   1,025,000
                       9/10/97     1,175 1,160,313   1,204,375
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     1,000   998,090   1,092,500
  Graham Packaging Company and GPC Capital Corp. I,
     8.75%, 1-15-2008  1/23/98     1,000 1,000,000   1,015,000
                       1/26/98     2,000 2,032,500   2,030,000
  Hollywood Theaters, Inc.,
     10.625%, 8-1-20077/31/97 to
                       1/16/98     2,865 3,014,200   3,122,850
  Holt Group, Inc. (The),
     9.75%, 1-15-2006  1/14/98     1,000 1,000,000   1,015,000
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/19/97     5,175 5,222,500   5,284,969
  ITC ^ DeltaCom, Inc.,
     8.875%, 3-1-2008  2/26/98     1,000   999,000   1,035,000
  Iridium LLC,
     11.25%, 7-15-2005 10/9/97     1,000 1,000,000   1,060,000
  LIN Holdings Corp.,
     0.0%, 3-1-2008    2/18/98     1,500   921,375     945,000
  LIN Television Corporation,
     8.375%, 3-1-2008  2/18/98     2,250 2,244,735   2,266,875
  LaRoche Industries Inc.,
     9.5%, 9-15-2007   9/18/97     1,000   995,520     990,000
  Micron Custom Manufacturing Services, Inc.,
     9.75%, 3-1-2008   2/19/98     1,000 1,000,000   1,010,000
  Morris Material Handling, Inc.,
     9.5%, 4-1-2008    3/23/98     2,000 2,000,000   2,020,000
  NBC Acquisition Corp.,
     0.0%, 2-15-2009   2/10/98     3,000 1,776,210   1,837,500
  National Equipment Services, Inc.,
     10.0%, 11-30-2004 1/14/98     1,000 1,023,750   1,060,000
  Nebraska Book Company, Inc.,
     8.75%, 2-15-2008  2/19/98     1,750 1,750,000   1,750,000
  Nextel Communications, Inc.,
     0.0%, 2-15-2008   2/10/98     2,500 1,543,750   1,596,875
  Outsourcing Services Group, Inc.,
     10.875%, 3-1-2006 2/26/98     1,500 1,500,000   1,526,250
  Paragon Corporate Holdings, Inc.,
     9.625%, 4-1-2008  3/27/98     2,000 2,000,000   1,995,000
  Perry-Judd's Incorporated,
     10.625%, 12-15-200712/10/97   1,000 1,000,000   1,052,500
                        2/9/98     1,000 1,057,500   1,052,500
  Phase Metrics, Inc.,
     10.75%, 2-1-2005  1/23/98     1,000 1,000,000   1,013,750
  Pillowtex Corporation,
     9.0%, 12-15-2007 12/16/97     1,500 1,524,375   1,563,750
  Prime Medical Services, Inc.,
     8.75%, 4-1-2008   3/24/98       500   497,500     503,750
  Richmont Marketing Specialists Inc.,
     10.125%, 12-15-200712/16/97   1,000 1,000,000   1,042,500
  SF Holdings Group, Inc.,
     0.0%, 3-15-2008    3/5/98     1,500   807,690     840,000
                        3/6/98     1,000   552,500     560,000
  SIMCALA, Inc.,
     9.625%, 4-15-2006 3/24/98     2,750 2,750,000   2,784,375
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96 to
                       3/25/98     2,000 2,045,625   2,135,000
  Satelites Mexicanos, S.A. de C.V.,
     10.125%, 11-1-2004 3/5/98     1,000 1,021,250   1,030,000
  Sealy Mattress Company:
     0.0%, 12-15-2007  2/13/98     1,000   660,000     660,000
                       2/17/98     1,000   655,000     660,000
     9.875%, 12-15-200712/11/97    1,250 1,250,000   1,325,000
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97     1,000 1,000,000   1,061,250
  Terex Corporation,
     8.875%, 4-1-2008  3/24/98     2,000 2,004,510   2,010,000
                       3/27/98     1,000 1,006,250   1,005,000
  TransWestern Publishing Company LLC,
     9.625%, 11-15-200711/6/97     2,000 2,000,000   2,115,000
  United International Holdings, Inc.,
     0.0%, 2-15-2008   1/30/98     2,500 1,476,725   1,562,500
  Universal Hospital Services, Inc.,
     10.25%, 3-1-2008  2/23/98     1,000 1,000,000   1,010,000
  Wheeling-Pittsburgh Corporation,
     9.25%, 11-15-2007 3/31/98     2,000 2,037,500   2,030,000
  WinStar Communications, Inc.:
     0.0%, 10-15-2005 (Convertible)
                      10/14/97     1,500 1,402,500   2,130,000
     10.0%, 3-15-2008  3/17/98     2,000 2,000,000   2,030,000
                                        ----------------------
                                        $89,230,811$93,054,070
                                        ======================
     The total market value of restricted securities represents 21.52% of the total net assets at March 31, 1998.


 (B) Each Unit of SF Holdings Group consists of one share of 13.75 exchangeable preferred stock due 2009 and 37 shares of class C common stock, par value $0.001 per share.

(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(D) Each Unit of Allegiance Telecom consists of one 11.75% senior discount note due 2008 and one warrant to purchase 0.0034224719 shares of common stock, par value $0.01 per share.

(E) Each Unit of Concentric Network consists of $1,000 principal amount of 12.75% senior notes due 2007 and one warrant to purchase 6.34 shares of common stock, par value $0.001 per share.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets
 Investment securities -- at value (Notes 1 and 3)   $430,624,355
 Cash  .............................................    1,009,532
 Receivables:
   Interest and dividends ..........................    7,377,954
   Investment securities sold ......................    2,055,000
   Fund shares sold ................................      841,805
 Prepaid insurance premium  ........................       14,278
                                                     ------------
    Total assets  ..................................  441,922,924
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    7,052,500
 Payable to Fund shareholders  .....................    1,763,383
 Dividends payable  ................................      381,616
 Accrued service fee (Note 2)  .....................       94,156
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................       47,490
 Accrued management fee (Note 2)  ..................        6,429
 Accrued accounting services fee (Note 2)  .........        5,000
 Other  ............................................       73,078
                                                     ------------
    Total liabilities  .............................    9,423,652
                                                     ------------
      Total net assets ............................. $432,499,272
                                                     ============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................... $ 95,628,700
   Additional paid-in capital ......................  345,113,198
 Accumulated undistributed gain (loss):
   Accumulated undistributed net realized
    loss on investment transactions  ...............  (37,668,538)
   Net unrealized appreciation in value of
    investments  ...................................   29,425,912
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $432,499,272
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.52
 Class Y  ..........................................        $4.52
Capital shares outstanding
 Class A  ..........................................   95,217,068
 Class Y  ..........................................      411,632
Capital shares authorized ..........................  400,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1998

Investment Income
 Income (Note 1B):
   Interest and amortization .......................  $18,680,080
   Dividends .......................................      562,431
                                                      -----------
    Total income  ..................................   19,242,511
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    1,136,407
   Service fee - Class A ...........................      372,578
   Transfer agency and dividend disbursing - Class A      299,259
   Accounting services fee .........................       30,000
   Audit fees ......................................       10,760
   Custodian fees ..................................        6,950
   Legal fees ......................................        4,195
   Shareholder servicing - Class Y..................          943
   Other ...........................................       94,402
                                                      -----------
    Total expenses  ................................    1,955,494
                                                      -----------
      Net investment income ........................   17,287,017
                                                      -----------

Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................    3,631,501
 Unrealized appreciation in value of investments
   during the period ...............................    5,620,950
                                                      -----------
   Net gain on investments .........................    9,252,451
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $26,539,468
                                                      ===========


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the      For the
                                          six months  fiscal year
                                             ended      ended
                                          March 31, September 30,
                                             1998        1997
Increase in Net Assets                  ------------ ------------
 Operations:
   Net investment income ...............$ 17,287,017  $32,625,787
   Realized net gain on
    investments   ......................   3,631,501    8,525,099
   Unrealized appreciation .............   5,620,950   17,456,412
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  26,539,468   58,607,298
                                        ------------ ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ............................. (17,217,516) (32,497,154)
   Class Y .............................     (69,501)    (128,633)
                                        ------------ ------------
                                         (17,287,017) (32,625,787)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    Class A (6,035,208 and 8,682,161
      shares, respectively) ............  26,910,536   36,917,247
    Class Y (44,982 and 14,256
      shares, respectively) ............     201,940       59,902
   Proceeds from reinvestment of
    dividends
    Class A (3,488,796 and 6,869,010
      shares, respectively) ............  15,551,392   29,166,989
    Class Y (15,479 and 29,866
      shares, respectively) ............      69,000      126,857
   Payments for shares redeemed
    Class A (6,277,115 and 12,527,249
      shares, respectively) ............ (27,996,399) (53,076,799)
    Class Y (10,496 and 81,123
      shares, respectively) ............     (47,077)   (337,296)
                                        ------------ ------------
      Net increase in net assets
       resulting from capital
       share transactions  .............  14,689,392    12,856,900
                                        ------------ ------------
       Total increase  .................  23,941,843   38,838,411
Net Assets
 Beginning of period  .................. 408,557,429  369,719,018
                                        ------------ ------------
 End of period  ........................$432,499,272 $408,557,429
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                  *See "Financial Highlights" on pages 27-28.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/98    1997   1996    1995   1994    1993
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............  $4.42   $4.14  $4.03   $3.96  $4.21   $4.06
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.36   0.35    0.35   0.35    0.36
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.10    0.28   0.11    0.07  (0.25)   0.15
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.28    0.64   0.46    0.42   0.10    0.51
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............  (0.18)(0.36)   (0.35)  (0.35) (0.35)  (0.36)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $4.52   $4.42  $4.14   $4.03  $3.96   $4.21
                      =====   =====  =====   =====  =====   =====
Total return* ......   6.56%  16.20% 11.90%  11.25%  2.31%  13.07%
Net assets, end of
 period (000
 omitted)  .........$430,637$406,957$368,069$367,782$362,643$380,819
Ratio of expenses to
 average net assets    0.94%** 0.93%  0.95%   0.89%  0.88%   0.80%
Ratio of net investment
 income to average
 net assets  .......   8.30%** 8.54%  8.60%   8.93%  8.41%   8.64%
Portfolio turnover
 rate  .............  31.35%  64.38% 55.64%  26.82% 47.05%  69.24%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                    For the        For the        For the
                        six         fiscal         period
                     months           year        from 2/27/96*
                      ended          ended        through
                    3/31/98        9/30/97        9/30/96
                   --------        --------       --------
Net asset value,
 beginning of period  $4.42          $4.14          $4.15
                      -----          -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.19           0.37           0.21
 Net realized and
   unrealized gain (loss)
   on investments...   0.10           0.28          (0.01)
                      -----          -----          -----
Total from investment
 operations ........   0.29           0.65           0.20
                      -----          -----          -----
Less dividends declared
 from net investment
 income ............  (0.19)         (0.37)         (0.21)
                      -----          -----          -----
Net asset value,
 end of period .....  $4.52          $4.42          $4.14
                      =====          =====          =====
Total return .......   6.62%         16.38%          5.00%
Net assets, end of
 period (000
 omitted)  ......... $1,862         $1,600         $1,650
Ratio of expenses
 to average net
 assets ............   0.83%**        0.77%          0.77%**
Ratio of net
 investment income
 to average net
 assets ............   8.40%**        8.69%          8.83%**
Portfolio
 turnover rate .....  31.35%         64.38%         55.64%**

 *Commencement of operations.
**Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.8 billion of combined net assets at March 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $861,499, out of which W&R paid sales commissions of $494,349 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $7,542, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-
term securities, aggregated $135,700,231            while proceeds from
maturities and sales aggregated $125,093,972           . Purchases of short-term
securities aggregated $128,559,796            while proceeds from maturities and
sales aggregated $132,015,595           .  No U.S. Government securities were
bought or sold during the period ended March 31, 1998.

     For Federal income tax purposes, cost of investments owned at March 31, 1998 was $400,738,559, resulting in net unrealized appreciation of $29,885,796, of which $31,529,085 related to appreciated securities and $1,643,289 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $8,525,099 during its fiscal year ended September 30, 1997, which was entirely offset by utilization of capital loss carryforwards. Remaining capital loss carryforwards aggregated $41,484,470 at September 30, 1997, and expire as follows: $25,081,412 at September 30, 1999; $8,229,670 at September 30, 2000;
$390,078 at September 30, 2003 and $7,783,310 is available at September 30,
2004.

NOTE 5 -- Multiclass Operations

     On January 12, 1996, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund. The Fund commenced multiclass operations on February 27, 1996.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of March 31, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended September 30, 1997, and the financial highlights for the six-month period then ended and for each of the years in the five-year period ended September 30, 1997. The financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President




To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015SA(3-98)

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